Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As discussed in Note 2—Summary of Significant Accounting Policies, Diamondback Energy LLC merged with and into Diamondback on October 11, 2012 and, accordingly, Diamondback has filed a consolidated return for the period October 11, 2012 through December 31, 2012. Prior to the Merger, the Predecessors were not subject to corporate income taxes. The Company is subject to corporate income taxes and the Texas margin tax.

The components of the provision for income taxes for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
	2013	2012
Current income tax provision:
Federal	$191	$—
State	—	—
Total current income tax provision	191	—
Deferred income tax provision:
Federal	30,768	53,319
State	795	1,584
Total deferred income tax provision	31,563	54,903
Total provision for income taxes	$31,754	$54,903

Deferred recognized at date of Merger - change in tax status of Predecessors		54,142
Deferred as a result of operations from October 11, 2012 through December 31, 2012		761

A reconciliation of the statutory federal income tax amount to the recorded expense is as follows:

	Year Ended December 31,
	2013	2012
Income tax expense at the federal statutory rate (35%)	$30,231	$6,434
Deduction for pre-merger LLC earnings	—	(5,717)
Income tax expense relating to change in tax status	—	54,142
State income tax expense, net of federal tax benefit	517	42
Non-deductible expenses	1,006	2
Provision for income taxes	$31,754	$54,903

The components of the Company’s deferred tax assets and liabilities as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Current:
Deferred tax assets
Derivative instruments	$—	$1,857
Other	265	—
Total current deferred tax assets	265	1,857
Deferred tax liabilities
Derivative instruments	153	—
Total current deferred tax liabilities	153	—
Net current deferred tax assets	112	1,857
Noncurrent:
Deferred tax assets
Net operating loss carryforwards (subject to 20 year expiration)	—	1,577
Stock based compensation	346	930
Alternative minimum tax credit carryforward	191	—
Other	20	—
Total noncurrent deferred tax assets	557	2,507
Deferred tax liabilities
Oil and natural gas properties and equipment	92,321	64,636
Other	—	566
Total noncurrent deferred tax liabilities	92,321	65,202
Net noncurrent deferred tax liabilities	91,764	62,695
Net deferred tax liabilities	$91,652	$60,838

As of December 31, 2013, the Company had a federal net operating loss carryforward of $5,833. However, a related deferred tax asset is not reflected as the excess tax benefit has not been recognized for certain stock-based compensation deductions which have not reduced current taxes payable. As of December 31, 2013, the Company also had recognized a $191 deferred tax asset related to alternative minimum tax credits which have no expiration date and will be available or use against tax on future taxable income.